Convertible Bonds	9 Months Ended
Sep. 30, 2025
Convertible Bonds [Abstract]
CONVERTIBLE BONDS

Note 8: - CONVERTIBLE BONDS

During January 2025, convertible bonds, in the principal amount of NIS 78,462,184 ($22.4 million), were converted, and funds were released from escrow.

The bonds will be released to the Company upon satisfaction of the release conditions by March 31, 2025, which was extended to December 31, 2025, following approval by the holder of a majority of the outstanding bonds, signed on March 20, 2025.